(Loss) Earnings Per Share - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net (loss) income Available to Common Shareholders					$ (89,436)	$ 9,523
Net Income From Continuing Operations Available to Common Shareholders	$ (105,943)	$ 16,507	$ 8,008	$ 1,515	$ (89,436)	$ 9,523	$ 34,533	$ 33,940
Denominator
Weighted-average common stock outstanding – basic and diluted					92,347,257	91,737,020	91,737,020	91,737,020
Net (loss) income per share:
Basic and diluted					$ (0.97)	$ 0.10	$ 0.38	$ 0.37